Share Capital (Tables)	12 Months Ended
Apr. 30, 2023
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of warrant transactions [Table Text Block]
	April 30, 2023		April 30, 2022
		Weighted		Weighted
	Number of	average	Number of	average
	warrants	exercise	warrants	exercise
		price		price
		$		$
Warrants outstanding, beginning of the year	32,424,902	2.68	22,757,961	1.86
Issued	14,967,963	1.57	16,222,400	3.06
Exercised	(196,130)	1.97	(6,555,459)	0.52
Expired	(32,424,902)	(2.68)	-	-
Warrants outstanding, end of the year	14,771,833	1.91	32,424,902	2.68

Disclosure of warrants outstanding and exercisable [Table Text Block]
Expiry date	Exercise price $	Number of warrants outstanding and exercisable
15-Nov-24	2.00	11,717,350
15-Nov-24	1.45	1,417,320
09-Feb-25	1.65	1,637,163
		14,771,833

Disclosure of fair value assumptions of the warrants granted [Table Text Block]
	April 30, 2023	April 30, 2022
Risk Free Interest Rate	3.86% - 3.98%	0.43%
Expected Dividend Yield	-	-
Expected Volatility	101.32%	100% - 103.90%
Expected Term in Years	2 years	1 year

Stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Disclosure of continuity of stock option [Table Text Block]
	April 30, 2023		April 30, 2022
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$
Options outstanding, beginning of the year	14,640,472	1.64	9,090,000	1.07
Issued	2,720,000	1.63	6,974,000	2.25
Cancelled	(658,153)	(2.06)	(152,500)	(2.23)
Exercised	(775,347)	(0.41)	(1,271,028)	(0.41)
Options outstanding, end of the year	15,926,972	1.69	14,640,472	1.64
Options exercisable, end of the year	13,692,722	1.69	10,486,542	1.46

Disclosure of options outstanding and exercisable [Table Text Block]
Expiry date	Exercise price $	*Adjusted exercise price $	Number of Options outstanding	Number of Options exercisable

27-Feb-29	0.15	0.14	655,000	655,000
13-Jun-24	0.17	0.16	350,000	350,000
30-Dec-24	0.69	0.66	875,000	875,000
07-Jan-25	0.72	0.69	75,000	75,000
29-Jun-25	0.79	0.76	1,006,250	1,006,250
06-Aug-25	2.15	2.07	1,490,000	1,490,000
27-Aug-25	1.76	1.69	75,000	75,000
01-Oct-25	1.46	1.40	125,000	93,750
01-Dec-25	1.46	1.40	100,000	75,000
12-Jan-26	1.71	1.64	60,000	60,000
17-Feb-26	1.50	1.44	2,007,722	2,007,722
22-Jun-26	2.31	2.22	3,784,000	3,784,000
12-Jul-26	2.44	2.34	220,000	220,000
27-Jul-26	2.44	2.34	139,000	139,000
24-Sep-26	2.25	2.25	1,945,000	1,945,000
01-Feb-27	2.45	2.45	300,000	180,000
02-Jun-27	1.74	1.74	590,000	236,000
10-Feb-28	1.60	1.60	2,130,000	426,000
			15,926,972	13,692,722

Disclosure of fair value assumptions of options granted [Table Text Block]
For the years ended
	April 30, 2023	January 31, 2022
Risk Free Interest Rate	2.89% - 3.31%	0.79% - 0.85%
Expected Dividend Yield	-	-
Expected Volatility	101.32%	100% - 103.90%
Expected Term in Years	5 years	5 years